PENSION AND OTHER POSTRETIREMENT BENEFITS - Change in Projected Benefit Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021
U.S.
Change in projected benefit obligations
Projected benefit obligations at beginning of year	$ 77.3	$ 75.7
Interest cost	1.0	1.8
Actuarial (gain) loss	(1.7)	7.1
Benefits paid	(9.8)	(7.3)
Projected benefit obligations at end of year	66.8	77.3
Accumulated benefit obligations at end of year	66.8	77.3
International
Change in projected benefit obligations
Projected benefit obligations at beginning of year	953.9	811.7
Service cost	19.0	17.8
Interest cost	8.9	11.0
Participant contribution	4.7	3.7
Amendments	(0.9)	0.4
Actuarial (gain) loss	(15.6)	53.5
Benefits paid	(23.3)	(21.1)
Settlements	(3.7)	(2.4)
Foreign currency translation	(60.6)	79.3
Projected benefit obligations at end of year	882.4	953.9
Accumulated benefit obligations at end of year	$ 806.4	$ 883.6